TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current	¥ (247,166)		¥ (157,526)	¥ (115,577)
Deferred	12,937	$ 1,772	43,152	(17,887)
Income tax benefits (expenses)	¥ (234,229)	$ (32,089)	¥ (114,374)	¥ (133,464)